SCHEDULE OF PROMISSORY NOTES (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)
Schedule Of Promissory Notes
Beginning balance	$ 39,497	$ 308,075	$ 298,089
Less: Conversion to preference shares	(23,652)	(184,485)
Less: Amortization (note)			17,086
Gain on troubled debt restructuring			(4,934)
Gain on troubled debt restructuring
Fair value of subscription rights from troubled debt restructuring			(2,166)
Ending balance	$ 15,845	$ 123,590	$ 308,075	$ 298,089